Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2004
Prospectus

Shareholder Meetings. On or about September 15, 2004, meetings of the shareholders of Fidelity® Connecticut Municipal Money Market Fund and Spartan® Connecticut Municipal Income Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of a proxy statement.

CTR/CTM-04-02 July 19, 2004
1.475744.115

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2004
Prospectus

Shareholder Meetings. On or about September 15, 2004, meetings of the shareholders of Fidelity® New Jersey Municipal Money Market Fund, Spartan® New Jersey Municipal Money Market Fund, and Spartan New Jersey Municipal Income Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of a proxy statement.

NJN-04-02 July 19, 2004
1.475763.117

Supplement to the
Fidelity's Florida
Municipal Funds
January 29, 2004
Prospectus

Shareholder Meetings. On or about September 15, 2004, meetings of the shareholders of Fidelity® Florida Municipal Money Market Fund and Spartan® Florida Municipal Income Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of a proxy statement.

SFC-04-01 July 19, 2004
1.479533.114